Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets
6.	Prepayments and other current assets
The current portion of prepayments and other current assets consist of the following:

	As of December 31,
	2021	2022

	(in thousands)
Prepayments and other current assets
VAT deductible	—	2,262
Prepayments to vendors (Note a)	31,590	20,220
Prepayments of listing expenses (Note b)	6,288	17,970
Interest receivables	—	1,200
Rental and other deposits	72	72
Others	174	244

Total	38,124	41,968

Note a: Prepayments to vendors mainly represent prepayments made to a third-party supplier for foundry service.
Note b: The amount represents incremental costs directly attributable to the Company’s initial public offering.